Equity - Warrant activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025	May 31, 2024	May 31, 2023
Equity
Warrants outstanding beginning of period	213,128	361,445	259,910
Granted	87,786		115,582
Exercised	(597)	(140,106)	(3,000)
Forfeited, expired, and cancelled	(105)	(8,211)	(11,047)
Warrants outstanding at end of period	300,212	213,128	361,445	259,910
Warrants outstanding and exercisable	300,212	213,128
Outstanding at the beginning of the year (in dollars per share)	$ 0.27	$ 0.34	$ 0.37
Granted (in dollars per share)	0.25		0.28
Exercised (in dollars per share)	0.09	0.09	0.1
Forfeited, expired, and cancelled (in dollars per share)	3.07	0.56	0.63
Outstanding at the end of the year (in dollars per share)	0.26	0.27	$ 0.34	$ 0.37
Warrants outstanding and exercisable (in dollars per share)	$ 0.26	$ 0.27
Weighted average remaining contractual life in years	3 years 9 months	3 years 8 months 15 days	4 years 2 months 15 days	4 years 6 months 25 days
Weighted average remaining contractual life in years outstanding and exercisable	3 years 9 months	3 years 8 months 15 days
Aggregate intrinsic value outstanding of beginning	$ 27,923	$ 2,697	$ 7,276
Aggregate intrinsic value exercised	129	7,615	480
Aggregate intrinsic value outstanding of end period	13,391	27,923	$ 2,697	$ 7,276
Aggregate intrinsic value outstanding and exercisable	$ 13,391	$ 27,923